RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSACTIONS

Balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable at January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Due to the President and CEO(1)	$14,369,004	$21,713,910
Lease liabilities due to a company controlled by the CEO	9,539,744	3,053,929
Lease liabilities due to SDP Development	589,328	749,766
Due to directors and officers of the Company	-	1,476
Due to the CFO of the Company	527	64
	$24,498,603	$25,519,145

(1) Due to the President and CEO consists of promissory note principal and interest and reimbursable expenses incurred in the normal course of business.

The Company had the following transactions with related parties including key management personnel during the year ended January 31, 2021 and 2020:

	Year ended January 31,
	2021	2020
	-$-	-$-

Consulting fees paid to a director	-	38,310
Amounts paid to CEO or companies controlled by CEO(1)	10,368,616	13,039,739
Salary paid to key management personnel	499,710	1,131,196
Share compensation including warrants and stock options for directors and officers	360,610	95,613
Convertible debenture interest paid to directors and officers	18,346	27,230
Lease payments made to SDP Development	228,192	282,896
	11,475,474	14,614,984

(1) Amounts paid to CEO or companies controlled by CEO consists of salary, lease payments, and promissory note principal and interest.

On February 12, 2020, the Company amended the purchase agreement with SDP Development, of which a Director of the Company is a principal owner.  The Company had agreed on February 4, 2019 (Note 3) to purchase SDP Development on October 15, 2020, which owned six real estate properties that were leased in connection with Phantom Farms' cannabis cultivation, processing and wholesale distribution operations.  The aggregate purchase price was $8,010,000 payable in cash, or, at the election of the vendors, in whole or in part by the issue of 2,670,000 shares at  $3.00 per common share.

On February 12, 2020 the parties agreed to the following modified terms: the Company purchased the two Southern Oregon farms from SDP Development constituting over 60 acres of real property housing the two outdoor cannabis cultivation facilities totaling 80,000 square feet of canopy, rent reduction on the three Phantom properties in Central Oregon, and a release from the obligation to purchase the sixth property in Southern Oregon. In exchange, the SDP vendors received 7,132,041 common shares of the Company with a fair value of $2,582,903.  The consideration exceeded the fair market value of the land acquired and as a result, the Company recorded transaction costs of $1,204,740. The Company has three remaining leases with SDP Development. The undiscounted future cash flows for the three remaining leases total $684,576.

On November 16, 2020, the Company amended the terms of the three Nevada leases with Double G Holdings (a Company controlled by the Company's President and CEO).  The term of the two dispensary leases and the warehouse lease was extended to November 30, 2027 with a right to extend for a further five years and with an annual increase to the base rent of 3% commencing January 1, 2022. The undiscounted future cash flows for all three leases including the five year extension total $16,930,437.

On August 17, 2020, the Company granted a total of 1,250,000 stock options to key management personnel to purchase common shares, exercisable on or before August 17, 2023, at an exercise price of C$0.70 per share. In connection with these options, the Company recorded share based compensation expense of $130,012 (C$174,022) in the year.

On January 28, 2021, the Company granted a total of 150,000 stock options to key management personnel to purchase common shares, exercisable on or before January 28, 2024, at an exercise price of C$1.50 per share.

On December 31, 2020, the Company granted a total of 210,800 warrants to the CEO to purchase common shares, exercisable on or before December 31, 2023, at an exercise price of C$1.00 per share.  In connection with these warrants, the Company recorded share based compensation of  $70,270 (C$94,057) in the year.

On January 30, 2021, the Company granted a total of 469,200 warrants to the CEO to purchase common shares, exercisable on or before January 30, 2024, at an exercise price of C$1.00 per share.  In connection with these warrants, the Company recorded share based compensation of $156,243 (C$209,133) in the year.